CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year	$ (361,893)	$ (5,820)	$ (10,599)
Adjustments for:
Amortization and depreciation	200,788	182,270	175,829
Deferred income tax	(13,805)	(31,346)	(24,999)
Current income tax	(490)	48,425	39,100
Share of loss in associates	6,159	5,353	4,146
Impairment loss	62,268	42,801
Loss / (Gain) on disposals of property, plant and equipment and intangible assets	932	(16)	3,170
Unpaid concession fees	47,467	47,658	45,581
Low value, short term and variable lease payments	(1,031)	(2,831)
Changes in liability for concessions	69,737	88,488	86,331
Share-based compensation expenses	1,800
Interest expense	99,018	92,687	96,301
Other financial results, net	(14,611)	(36,210)	(22,467)
Net foreign exchange	25,022	37,390	91,434
Government grants	(46,701)
Other accruals	5,037	22,763	4,027
Inflation adjustment	26,598	41,032	35,901
Acquisition of Intangible assets	(128,429)	(353,725)	(206,622)
Income tax paid	(11,126)	(45,213)	(45,664)
Changes in working capital	34,098	(153,419)	(79,808)
Net cash provided by / (used in) operating activities	838	(19,713)	191,661
Cash flows from investing activities
Cash contribution in associates	(2,170)	(4,425)	(2,907)
Acquisition of other financial assets	(54,491)	(103,421)	(76,671)
Disposals of other financial assets	67,736	110,005	39,406
Purchase of Property, plant and equipment	(8,951)	(17,117)	(11,139)
Acquisition of Intangible assets	(576)	(960)	(1,176)
Loans with related parties		4,157	(3,349)
Proceeds from sale of Property, plant and Equipment	11	23	49
"Piana di Castello" land advance			(3,583)
Others	63	(408)	185
Net cash provided by / (used in) investing activities	1,622	(12,146)	(59,185)
Cash flows from financing activities
Proceeds from cash contributions		27,506	43,703
Additional acquisitions in subsidiaries			(40,731)
Disposal of partial interest in subsidiaries			56,638
Proceeds from borrowings	224,310	196,977	194,546
Initial Public Offering			195,601
Initial Public Offering expenses paid			(5,495)
Release of guarantee deposits			92,913
Leases payments	(3,979)	(5,130)
Loans paid	(71,466)	(90,457)	(517,253)
Interest paid	(41,149)	(78,832)	(70,637)
Debt renegotiation expenses	(10,975)
Debt renegotiation premium	(4,690)
Guarantee deposit	(1,509)	(3,007)
Dividends paid to non-controlling interests in subsidiaries	(1)	(22,482)	(14,965)
Net cash provided by/ (used in) financing activities	90,541	24,575	(65,680)
Increase / (Decrease) in cash and cash equivalents	93,001	(7,284)	66,796
Cash and cash equivalents
At the beginning of the year	195,696	244,865	221,601
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(7,666)	(41,885)	(43,532)
Increase / (Decrease) in cash and cash equivalents	93,001	(7,284)	66,796
At the end of the year	$ 281,031	$ 195,696	$ 244,865